RULE 497 DOCUMENT

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information relating to the Registrant’s IQ Leaders GTAA Tracker ETF and IQ Leaders Bond Allocation Tracker ETF prospectus dated September 11, 2015, as revised September 24, 2015, that was filed with the with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 24, 2015 (Accession No. 0000891092-15-008364).

Exhibit

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase